Variable Interest Entities - Classification (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 921	$ 619
Short-term investments	17	100
Accounts receivable	992	861
Inventory, net	150	145
Other current assets	28	27
Licenses	2,195	2,232
Property, plant and equipment, net	3,346	3,424
Other assets and deferred charges	616	422
Liabilities
Current liabilities	879	918
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents	9	3
Short-term investments	17	0
Accounts receivable	609	473
Inventory, net	5	4
Other current assets	5	3
Licenses	647	648
Property, plant and equipment, net	88	89
Other assets and deferred charges	347	304
Total assets	1,727	1,524
Liabilities
Current liabilities	31	36
Deferred liabilities and credits	15	12
Total liabilities	$ 46	$ 48